Schedule of Investments
March 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–94.40%
Brazil–4.79%
Fleury S.A.	848,700	$3,305,881
Multiplan Empreendimentos Imobiliarios S.A.	320,300	1,176,137
Wilson Sons Ltd., BDR	784,246	4,290,932
		8,772,950
Canada–10.48%
Calian Group Ltd.	347,000	8,997,392
E-L Financial Corp. Ltd.	11,452	4,866,266
Information Services Corp.	247,100	2,537,195
Total Energy Services, Inc.	722,190	949,372
TransGlobe Energy Corp.	3,402,269	1,232,969
Trican Well Service Ltd.(a)	1,926,599	616,052
		19,199,246
Denmark–1.49%
TCM Group A/S	201,000	2,721,163
Egypt–3.01%
Eastern Co. S.A.E.	7,020,556	5,508,466
Estonia–0.79%
Silvano Fashion Group A.S., Class A	937,000	1,453,631
France–11.80%
AURES Technologies S.A.	67,164	1,325,362
Caisse Regionale de Credit Agricole Mutuel Nord de France	206,000	5,901,234
CNIM Groupe S.A.(a)	9,185	131,734
Devoteam S.A.	23,500	1,519,725
Kaufman & Broad S.A.	113,400	3,517,893
Linedata Services	58,928	1,272,161
Metropole Television S.A.	139,960	1,573,910
Precia S.A.(b)	35,321	6,387,879
		21,629,898
Georgia–1.09%
TBC Bank Group PLC	221,000	1,996,561
Germany–3.12%
MorphoSys AG(a)	57,259	5,718,955
Greece–1.37%
European Reliance General Insurance Co. S.A.	655,000	2,516,060
Indonesia–1.07%
PT Pakuwon Jati Tbk	104,485,400	1,956,898
Ireland–0.94%
Cpl Resources PLC	125,000	828,074
Origin Enterprises PLC	405,000	890,549
		1,718,623
Israel–1.21%
Tremor International Ltd.(a)	1,275,000	2,215,370
Shares		Value
Italy–1.85%
Danieli & C. Officine Meccaniche S.p.A., RSP	266,310	$1,892,236
Openjobmetis Spa agenzia per il lavoro	314,146	1,496,005
		3,388,241
Japan–2.45%
Nabtesco Corp.	195,000	4,498,034
Malaysia–0.89%
Heineken Malaysia Bhd.	324,600	1,630,102
Mexico–5.54%
Bolsa Mexicana de Valores S.A.B. de C.V.	4,325,494	6,607,900
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	1,049,966	3,548,352
		10,156,252
Morocco–1.48%
Vivo Energy PLC(c)	3,219,789	2,710,674
Netherlands–0.59%
Aalberts N.V.	45,854	1,088,739
New Zealand–0.80%
Freightways Ltd.	447,293	1,457,125
Poland–3.99%
Altus Towarzystwo Funduszy Inwestycyjnych S.A.(a)	700,000	134,987
LiveChat Software S.A.	238,000	2,423,604
Polski Bank Komorek Macierzystych S.A.	247,000	3,522,389
Quercus TFI S.A.(a)	1,250,000	648,676
Skarbiec Holding S.A.	166,000	579,088
		7,308,744
Romania–5.79%
Banca Transilvania S.A.	7,798,694	3,220,771
Fondul Proprietatea S.A.	15,898,148	4,016,543
Societatea Nationala de Gaze Naturale ROMGAZ S.A.	531,000	3,377,584
		10,614,898
Singapore–1.22%
XP Power Ltd.	69,000	2,234,006
South Africa–2.94%
Cartrack Holdings Ltd.	2,000,000	2,232,152
Combined Motor Holdings Ltd.	1,838,000	1,362,878
Net 1 UEPS Technologies, Inc.(a)	615,000	1,789,650
		5,384,680
Sweden–2.24%
Vitec Software Group AB, Class B	228,000	4,105,792
Switzerland–1.62%
Kardex AG	21,300	2,976,171
United Kingdom–20.46%
4imprint Group PLC	65,000	1,552,814
Bioventix PLC	32,000	1,465,001
Character Group PLC (The)	440,000	1,149,545

See accompanying notes which are an integral part of this schedule.
Invesco International Small Company Fund

Shares		Value
United Kingdom–(continued)
Clarkson PLC	142,000	$4,068,698
DCC PLC	75,551	4,764,961
Eurocell PLC(a)	1,131,000	2,709,921
Gamesys Group PLC(a)	469,000	4,251,671
Goodwin PLC	44,549	1,102,746
HomeServe PLC	232,805	3,049,543
IG Group Holdings PLC	300,791	2,575,982
Jupiter Fund Management PLC	662,948	1,642,960
Mortgage Advice Bureau Holdings Ltd.	623,720	4,150,930
Savills PLC	413,099	4,225,693
Staffline Group PLC(a)	859,156	199,472
System1 Group PLC	364,000	587,655
		37,497,592
United States–1.38%
Epsilon Energy Ltd.(a)	947,280	2,529,238
Total Common Stocks & Other Equity Interests (Cost $209,713,546)		172,988,109
Shares		Value
Money Market Funds–5.48%
Invesco Government & Agency Portfolio, Institutional Class, 0.43%(d)	3,516,255	$3,516,255
Invesco Liquid Assets Portfolio, Institutional Class, 1.07%(d)	2,511,694	2,510,689
Invesco Treasury Portfolio, Institutional Class, 0.30%(d)	4,018,577	4,018,578
Total Money Market Funds (Cost $10,046,480)		10,045,522
TOTAL INVESTMENTS IN SECURITIES—99.88% (Cost $219,760,026)		183,033,631
OTHER ASSETS LESS LIABILITIES–0.12%		212,371
NET ASSETS–100.00%		$183,246,002
Investment Abbreviations:
BDR	– Brazilian Depositary Receipt
RSP	– Registered Savings Plan Shares
Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	The Investment Company Act of 1940 as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough to the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates (excluding affiliated money market funds) for the three months ended March 31, 2020.

	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value March 31, 2020	Dividend Income
Precia S.A.	$7,588,245	$-	$-	$(1,200,366)	$-	$6,387,879	$-

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at March 31, 2020 represented 1.48% of the Fund’s Net Assets.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of March 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco International Small Company Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Brazil	$8,772,950	$—	$—	$8,772,950
Canada	19,199,246	—	—	19,199,246
Denmark	—	2,721,163	—	2,721,163
Egypt	—	5,508,466	—	5,508,466
Estonia	—	1,453,631	—	1,453,631
France	—	21,629,898	—	21,629,898
Georgia	—	1,996,561	—	1,996,561
Germany	—	5,718,955	—	5,718,955
Greece	—	2,516,060	—	2,516,060
Indonesia	—	1,956,898	—	1,956,898
Ireland	—	1,718,623	—	1,718,623
Israel	—	2,215,370	—	2,215,370
Italy	—	3,388,241	—	3,388,241
Japan	—	4,498,034	—	4,498,034
Malaysia	—	1,630,102	—	1,630,102
Mexico	10,156,252	—	—	10,156,252
Morocco	—	2,710,674	—	2,710,674
Netherlands	—	1,088,739	—	1,088,739
New Zealand	—	1,457,125	—	1,457,125
Poland	—	7,308,744	—	7,308,744
Romania	—	10,614,898	—	10,614,898
Singapore	—	2,234,006	—	2,234,006
South Africa	1,789,650	3,595,030	—	5,384,680
Sweden	—	4,105,792	—	4,105,792
Switzerland	—	2,976,171	—	2,976,171
United Kingdom	—	37,497,592	—	37,497,592
United States	2,529,238	—	—	2,529,238
Money Market Funds	10,045,522	—	—	10,045,522
Total Investments	$52,492,858	$130,540,773	$—	$183,033,631
NOTE 2—Significant Event
During the first quarter of 2020, the World Health Organization declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The Coronavirus Aid, Relief, and Economic Security Act, commonly referred to as the “CARES Act,” was signed into law on March 27, 2020 by President Trump. The Adviser is assessing the components of the Act, and the impacts to the Fund should be immaterial.
Invesco International Small Company Fund